OPERATING LEASES	12 Months Ended
Dec. 31, 2014
Leases, Operating [Abstract]
Leases of Lessee Disclosure [Text Block]
NOTE 7             OPERATING LEASES

We lease our office facilities under a non-cancelable operating lease expiring October 2016 that requires minimum monthly payments ranging from $8,669 to $10,836. Rent expense was $113,957 and $106,362 for the years ended December 31, 2014 and 2013, respectively. We also had two non-cancellable data center service agreements for approximately $7,298 and $2,575 per month, which expired in September 2014 and were not renewed. We have a third non-cancellable data center service agreement for approximately $5,826 per month, which expires in March 2015. We have a fourth non-cancellable data center service agreement for approximately $10,038 per month, which expires in September 2017. Data center services expense was $195,552 and $192,181 for the years ended December 31, 2014 and 2013, respectively, and is included as a component of cost of revenue in the Statement of Operations.

In June and July of 2014, MEGAsys renewed the leases for its principal executive offices in Taiwan, comprised of two suites totaling approximately 4,838 square feet. MEGAsys pays approximately $2,541 per month in total under the terms of the two leases, which expire on June 30, 2015 and September 14, 2015.

                      Future minimum lease payments under these leases are as follows:

2015	$255,140
2016	220,854
2017	90,338
Balance at end of period	$566,332